UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23078

                          Virtus ETF Trust II
(Exact name of registrant as specified in charter)

1540 Broadway, 16th Floor

                             New York, NY 10036
(Address of principal executive offices) (Zip code)

Virtus ETF Trust II

c/o Corporation Service Company
2711 Centerville Road, Suite 400

                          Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Virtus ETF Trust II

VIRTUS NEWFLEET DYNAMIC CREDIT ETF

Virtus ETFs

SEMI-ANNUAL REPORT
January 31, 2019

Virtus ETF Trust II

VIRTUS NEWFLEET DYNAMIC CREDIT ETF

SEMI-ANNUAL REPORT

January 31, 2019

Shareholder Letter (unaudited)

March 2019

Dear Shareholder:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the Virtus ETF Trust II (the “Trust”) for the semiannual fiscal period ended January 31, 2019.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the Virtus Newfleet Dynamic Credit ETF (BLHY), an actively-managed fund that allocates between high yield corporate bonds and floating rate bank loans. The fund is subadvised by Newfleet Asset Management, LLC, a subsidiary of Virtus Investment Partners with longstanding experience managing multi-sector fixed income portfolios.

Thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the fund and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com

Sincerely,

William Smalley
President

Virtus ETF Trust II

This material must be accompanies or preceded by the prospectus.

Shareholder Expense Examples (unaudited)

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of a Virtus ETF Trust II Fund (each, a “Fund”) you may incur two types of costs; (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of the Fund; and (2) ongoing costs, which include advisory fees and other funds expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (August 1, 2018 to January 31, 2019).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/01/18	Ending Account Value 1/31/19	Annualized Expense Ratios for the period(2)	Expenses Paid During Period(3)
Virtus Newfleet Dynamic Credit ETF
Actual	$1,000.00	$997.00	0.68%	$3.42
Hypothetical(1)	$1,000.00	$1,021.78	0.68%	$3.47

(1)	Assuming 5% return before expenses.
(2)	Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.
(3)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF

January 31, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS — 58.0%
Aerospace — 0.6%
Dynasty Acquisition Co., Inc. (aka StandardAero Holding Corp.), 0.00%, 01/23/26(1)(2)	$143,077	$142,693
Dynasty Acquisition Co., Inc. (aka StandardAero Holding Corp.), 0.00%, 01/23/26(1)(2)	76,923	76,717
TransDigm, Inc., 5.00%, (1-Month USD LIBOR + 2.50%), 06/09/23 (1)	177,946	174,498
Total Aerospace		393,908
Chemicals — 0.9%
Kraton Polymers LLC, 5.00%, (1-Month USD LIBOR + 2.50%), 03/08/25(1)	132,149	130,729
Univar USA, Inc., 4.75%, (1-Month USD LIBOR + 2.25%), 07/01/24 (1)	428,027	420,117
Total Chemicals		550,846
Consumer Durables — 0.3%
Global Appliance, Inc. (aka SharkNinja Operating LLC), 0.00%, 09/29/24(1)(2)	185,000	183,381
Consumer Non-Durables — 1.7%
Diamond (BC) B.V., 5.63%, (2-Month USD LIBOR + 3.00%), 09/06/24 (Netherlands)(1)	356,400	337,023
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 6.50%, (1-Month USD LIBOR + 4.00%), 05/15/23 (Nigeria)(1)	185,074	175,681
Libbey Glass, Inc., 5.51%, (1-Month USD LIBOR + 3.00%), 04/09/21(1)	309,621	299,043
Revlon Consumer Products Corp., 6.21%, (3-Month USD LIBOR + 3.50%), 09/07/23(1)	374,809	268,820
Total Consumer Non-Durables		1,080,567
Energy — 3.8%
California Resources Corp., 7.25%, (1-Month USD LIBOR + 4.75%), 12/31/22(1)	190,000	186,754
Fieldwood Energy LLC, 7.75%, (1-Month USD LIBOR + 5.25%), 04/11/22(1)	295,000	271,584
Gavilan Resources, LLC, 8.52%, (1-Month USD LIBOR + 6.00%), 03/01/24(1)	170,000	137,488
McDermott Technology Americas, Inc., 7.50%, (1-Month USD LIBOR + 5.00%), 05/12/25 (Panama)(1)	263,013	252,967
MRC Global US., Inc. (fka McJunkin Red Man Corp.), 5.50%, (1-Month USD LIBOR + 3.00%), 09/20/24(1)	311,850	309,511
Seadrill Operating LP (Seadrill Partners Finco LLC), 8.80%, (3-Month USD LIBOR + 6.00%), 02/21/21 (Marshall Islands)(1)	478,543	386,955
Traverse Midstream Partners LLC, 6.60%, (3-Month USD LIBOR + 4.00%), 09/27/24 (Turkey)(1)	209,475	209,081
Ultra Resources, Inc., 6.50%, (1-Month USD LIBOR + 4.00%), 04/12/24(1)	395,000	355,281
Weatherford International Ltd., 3.93%, (1-Month USD LIBOR + 1.43%), 07/13/20 (Bermuda)(1)	268,000	258,620
Total Energy		2,368,241
Security Description	Principal	Value
TERM LOANS (continued)
Financials — 3.3%
Asurion, LLC, 5.50%, (1-Month USD LIBOR + 3.00%), 11/03/23(1)	$288,081	$284,094
Asurion, LLC (fka Asurion Corp.), 9.00%, (1-Month USD LIBOR + 6.50%), 08/04/25(1)	387,193	390,823
Blackhawk Network Holdings, Inc., 5.50%, (1-Month USD LIBOR + 3.00%), 06/15/25(1)	228,850	225,360
Ditech Holding Corp., 8.50%, (1-Month USD LIBOR + 6.00%), 06/30/22(1)	412,225	280,313
Financial & Risk US Holdings, Inc. (aka Refinitiv), 6.25%, (1-Month USD LIBOR + 3.75%), 10/01/25(1)	360,000	346,360
iStar, Inc. (fka iStar Financial, Inc.), 5.25%, (1-Month USD LIBOR + 2.75%), 06/28/23(1)	223,875	222,056
Tempo Acquisition, LLC, 5.50%, (1-Month USD LIBOR + 3.00%), 05/01/24(1)	268,650	264,333
Total Financials		2,013,339
Food and Drug — 0.9%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 5.50%, (1-Month USD LIBOR + 3.00%), 11/17/25(1)	113,624	111,458
Albertson’s LLC, 5.82%, (3-Month USD LIBOR + 3.00%), 12/21/22(1)	466,945	461,575
Total Food and Drug		573,033
Food/Tobacco — 2.4%
Chobani, LLC (Chobani Idaho, LLC), 6.00%, (1-Month USD LIBOR + 3.50%), 10/10/23(1)	267,812	257,702
Dole Food Co., Inc., 5.69%, (3-Month USD LIBOR + 2.75%), 04/06/24(1)	341,688	331,864
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 6.19%, (1-Month USD LIBOR + 3.69%), 05/23/25(1)	194,025	187,234
Hostess Brands, LLC, 0.00%, 08/03/22(1)(2)	342,940	332,295
JBS USA LUX SA, 5.00%, (3-Month USD LIBOR + 2.50%), 10/30/22 (Luxembourg)(1)	254,771	252,622
Sigma US Corp., 5.80%, (3-Month USD LIBOR + 3.00%), 07/02/25 (Netherlands)(1)	114,425	110,062
Total Food/Tobacco		1,471,779
Forest Prod/Containers — 1.7%
Berlin Packaging LLC, 5.81%, (3-Month USD LIBOR + 3.00%), 11/07/25 (Mexico)(1)	258,700	249,753
BWAY Holding Co., 6.03%, (3-Month USD LIBOR + 3.25%), 04/03/24(1)	298,982	289,080
Klockner Pentaplast of America, Inc. (fka Kleopatra Acquisition Corp.), 6.75%, (1-Month USD LIBOR + 4.25%), 06/30/22(1)	413,906	358,807
Trident TPI Holdings, Inc., 5.75%, (1-Month USD LIBOR + 3.25%), 10/17/24(1)	143,649	138,981
Total Forest Prod/Containers		1,036,621
Gaming/Leisure — 4.4%
Caesars Resort Collection, LLC, 5.25%, (1-Month USD LIBOR + 2.75%), 12/23/24(1)	494,603	488,608
CityCenter Holdings, LLC, 4.75%, (1-Month USD LIBOR + 2.25%), 04/18/24(1)	253,278	249,184

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Gaming/Leisure (continued)
Everi Payments, Inc., 5.50%, (1-Month USD LIBOR + 3.00%), 05/09/24(1)	$369,375	$364,296
Golden Nugget, Inc. (aka Landry’s, Inc.), 5.25%, (1-Month USD LIBOR + 2.75%), 10/04/23(1)	178,129	175,656
GVC Holdings PLC, 5.00%, (1-Month USD LIBOR + 2.50%), 03/29/24(1)	223,313	221,303
Playa Resorts Holding B.V., 5.25%, (1-Month USD LIBOR + 2.75%), 04/29/24(1)	188,600	182,706
Scientific Games International, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 08/14/24(1)	233,238	226,458
Stars Group Holdings B.V., 6.30%, (3-Month USD LIBOR + 3.50%), 07/10/25(1)	94,525	93,800
Station Casinos LLC, 5.00%, (1-Month USD LIBOR + 2.50%), 06/08/23(1)	350,339	346,879
UFC Holdings, LLC, 5.75%, (1-Month USD LIBOR + 3.25%), 08/18/23(1)	355,230	353,120
Total Gaming/Leisure		2,702,010
Health Care — 7.3%
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), 7.00%, (1-Month USD LIBOR + 4.50%), 06/30/25(1)	233,825	232,899
Amneal Pharmaceuticals LLC, 6.00%, (1-Month USD LIBOR + 3.50%), 05/04/25(1)	313,352	311,262
Bausch Health Companies, Inc. (fka Valeant Pharmaceuticals International, Inc.), 5.51%, (1-Month USD LIBOR + 3.00%), 06/02/25 (Canada)(1)	274,060	271,537
Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), 5.25%, (1-Month USD LIBOR + 2.75%), 03/01/24(1)	286,001	280,317
CHS / Community Health Systems, Inc., 5.96%, (3-Month USD LIBOR + 3.25%), 01/27/21(1)	236,300	232,903
Envision Health Care Corp., 6.25%, (1-Month USD LIBOR + 3.75%), 10/10/25(1)	423,675	400,267
Greatbatch Ltd., 5.51%, (1-Month USD LIBOR + 3.00%), 10/27/22(1)	185,000	183,728
Iqvia, Inc. (Quintiles IMS), 4.25%, (1-Month USD LIBOR + 1.75%), 06/11/25(1)	298,500	294,396
NVA Holdings, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 02/02/25(1)	342,417	328,720
Ortho-Clinical Diagnostics, Inc., 5.76%, (1-Month USD LIBOR + 3.25%), 06/30/25(1)	420,334	407,594
Parexel International Corp., 5.25%, (1-Month USD LIBOR + 2.75%), 09/27/24(1)	69,125	65,677
PharMerica Corp., 6.01%, (1-Month USD LIBOR + 3.50%), 12/06/24(1)	64,513	64,422
Prospect Medical Holdings, Inc., 8.06%, (1-Month USD LIBOR + 5.50%), 02/22/24(1)	148,875	148,131
Regionalcare Hospital Partners Holdings, Inc., 7.13%, (3-Month USD LIBOR + 4.50%), 11/16/25(1)	225,000	220,050
Select Medical Corp., 7.00%, (3-Month USD LIBOR + 1.50%), 03/06/25(1)	343,875	340,866
Sterigenics-Nordion Holdings, LLC, 5.50%, (1-Month USD LIBOR + 3.00%), 05/15/22(1)	256,225	250,414
Surgery Partners, LLC, 5.75%, (1-Month USD LIBOR + 3.25%), 09/02/24(1)	227,125	221,731
Security Description	Principal	Value
TERM LOANS (continued)
Health Care (continued)
U.S. Renal Care, Inc., 7.05%, (3-Month USD LIBOR + 4.25%), 12/30/22(1)	$283,984	$278,304
Total Health Care		4,533,218
Housing — 2.0%
American Builders & Contractors Supply Co., Inc., 4.50%, (1-Month USD LIBOR + 2.00%), 10/31/23 (Mexico)(1)	238,785	233,591
Capital Automotive L.P., 8.50%, (1-Month USD LIBOR + 6.00%), 03/24/25 (Chile)(1)	343,594	343,273
CPG International LLC (fka CPG International, Inc.), 6.63%, (3-Month USD LIBOR + 3.75%), 05/05/24(1)	192,994	187,083
Quikrete Holdings, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 11/15/23(1)	212,424	206,400
Siteone Landscape Supply, LLC (fka John Deere Landscapes LLC), 5.26%, (1-Month USD LIBOR + 2.75%), 10/29/24(1)	267,046	264,542
Total Housing		1,234,889
Information Technology — 5.1%
Applied Systems, Inc., 5.50%, (1-Month USD LIBOR + 3.00%), 09/19/24(1)	376,242	368,153
Applied Systems, Inc., 9.50%, (1-Month USD LIBOR + 7.00%), 09/19/25(1)	60,000	60,100
Blackboard, Inc., 7.78%, (3-Month USD LIBOR + 5.00%), 06/30/21(1)	248,303	233,715
BMC Software Finance, Inc., 7.05%, (3-Month USD LIBOR + 4.25%), 10/02/25(1)	430,000	420,710
Go Daddy Operating Company, LLC (GD Finance Co, Inc.), 4.75%, (1-Month USD LIBOR + 2.25%), 02/15/24(1)	300,000	296,785
Kronos, Inc., 5.54%, (3-Month USD LIBOR + 3.00%), 11/01/23 (Oman)(1)	452,880	444,814
Presidio LLC (fka Presidio, Inc.), 5.25%, (3-Month USD LIBOR + 2.75%), 02/02/24(1)	238,883	236,394
Rackspace Hosting, Inc., 5.58%, (3-Month USD LIBOR + 3.00%), 11/03/23(1)	182,324	169,582
SS&C Technologies, Inc., 4.75%, (1-Month USD LIBOR + 2.25%), 04/16/25(1)	159,598	156,835
SS&C Technologies, Inc., 4.75%, (1-Month USD LIBOR + 2.25%), 04/16/25(1)	198,746	195,033
SS&C Technologies, Inc., 4.75%, (1-Month USD LIBOR + 2.25%), 04/16/25(1)	75,929	74,511
Vertafore, Inc., 6.05%, (3-Month USD LIBOR + 3.25%), 07/02/25(1)	505,000	491,360
Total Information Technology		3,147,992
Manufacturing — 3.9%
Accudyne Industries Borrower SCA, 5.50%, (1-Month USD LIBOR + 3.00%), 08/18/24(1)	328,683	321,357
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp.), 7.01%, (3-Month USD LIBOR + 4.25%), 06/21/24(1)	378,592	363,651
CPI Acquisition, Inc., 7.35%, (3-Month USD LIBOR + 4.50%), 08/17/22(1)	630,638	407,550
Filtration Group Corp., 5.50%, (1-Month USD LIBOR + 3.00%), 03/29/25 (Israel)(1)	190,000	188,734

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Manufacturing (continued)
Gardner Denver, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 07/30/24(1)	$330,439	$329,160
Gates Global LLC, 5.25%, (1-Month USD LIBOR + 2.75%), 04/01/24(1)	435,764	427,668
RBS Global, Inc. (Rexnord LLC), 4.50%, (1-Month USD LIBOR + 2.00%), 08/21/24(1)	172,188	171,080
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 5.50%, (1-Month USD LIBOR + 3.00%), 03/28/25 (Canada)(1)	233,238	220,378
Total Manufacturing		2,429,578
Media/Telecom - Broadcasting — 0.9%
Sinclair Television Group, Inc., 4.75%, (1-Month USD LIBOR + 2.25%), 01/03/24(1)	196,000	194,938
Univision Communications, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 03/15/24(1)	386,090	360,934
Total Media/Telecom - Broadcasting		555,872
Media/Telecom - Cable/Wireless Video — 2.3%
CSC Holdings, LLC, 4.76%, (1-Month USD LIBOR + 2.25%), 01/15/26(1)	165,000	159,431
Radiate Holdco, LLC (aka RCN Grande), 5.50%, (1-Month USD LIBOR + 3.00%), 02/01/24(1)	262,000	254,795
Telenet Financing USD LLC, 4.76%, (3-Month USD LIBOR + 2.25%), 08/15/26(1)	350,000	341,632
UPC Financing Partnership, 5.01%, (1-Month USD LIBOR + 2.50%), 01/15/26(1)	262,367	258,998
Ziggo Secured Finance Partnership, 5.01%, (1-Month USD LIBOR + 2.50%), 04/15/25(1)	445,000	431,285
Total Media/Telecom - Cable/Wireless Video		1,446,141
Media/Telecom - Diversified Media — 1.0%
Cineworld Finance US, Inc., 5.00%, (1-Month USD LIBOR + 2.50%), 02/28/25 (Kazakhstan) (1)	267,975	262,214
Delta 2 LUX S.a.r.l, 5.00%, (1-Month USD LIBOR + 2.50%), 02/01/24 (United Kingdom)(1)	245,653	237,260
Meredith Corp., 5.25%, (1-Month USD LIBOR + 2.75%), 01/31/25(1)	105,701	105,239
Total Media/Telecom - Diversified Media		604,713
Media/Telecom - Telecommunications — 2.2%
CenturyLink, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 01/31/25(1)	170,480	163,328
Communications Sales & Leasing, Inc. (CSL Capital, LLC), 5.50%, (1-Month USD LIBOR + 3.00%), 10/24/22(1)	268,775	252,761
Frontier Communications Corp., 6.25%, (1-Month USD LIBOR + 3.75%), 06/15/24(1)	139,293	133,591
Level 3 Financing, Inc., 4.76%, (1-Month USD LIBOR + 2.25%), 02/22/24(1)	260,000	255,897
Numericable U.S. LLC, 5.25%, (1-Month USD LIBOR + 2.75%), 07/31/25(1)	355,164	328,527
Securus Technologies Holdings, Inc., 0.00%, 11/01/24(1)(2)	32,000	31,200
West Corp., 6.50%, (1-Month USD LIBOR + 4.00%), 10/10/24(1)	209,536	192,987
Total Media/Telecom - Telecommunications		1,358,291
Security Description	Principal	Value
TERM LOANS (continued)
Media/Telecom - Wireless Communications — 0.7%
Digicel International Finance Ltd., 5.96%, (3-Month USD LIBOR + 3.25%), 05/27/24(1)	$148,125	$136,583
Sprint Corp., 5.50%, (1-Month USD LIBOR + 3.00%), 02/02/24(1)	320,000	316,101
Total Media/Telecom - Wireless Communications		452,684
Metals/Minerals — 0.4%
GrafTech Finance, Inc., 6.00%, (1-Month USD LIBOR + 3.50%), 02/12/25(1)	232,519	228,741
Retail — 1.2%
Bass Pro Group, LLC, 7.50%, (1-Month USD LIBOR + 5.00%), 09/25/24(1)	319,634	316,677
Neiman Marcus Group, Inc. (The), 5.76%, (1-Month USD LIBOR + 3.25%), 10/25/20(1)	275,397	244,966
PetSmart, Inc., 5.52%, (1-Month USD LIBOR + 3.00%), 03/11/22(1)	245,814	206,736
Total Retail		768,379
Service — 7.0%
AlixPartners, LLP, 5.25%, (1-Month USD LIBOR + 2.75%), 04/04/24(1)	394,195	390,253
Allied Universal Holdco LLC (fka USAGM Holdco, LLC), 6.75%, (1-Month USD LIBOR + 4.25%), 07/28/22(1)	190,000	184,004
CEVA Logistics Finance B.V., 6.55%, (3-Month USD LIBOR + 3.75%), 08/04/25(1)	194,513	192,811
First Data Corp., 4.52%, (1-Month USD LIBOR + 2.00%), 07/08/22(1)	295,977	295,171
GFL Environmental, Inc., 5.50%, (1-Month USD LIBOR + 3.00%), 05/30/25(1)	254,361	246,023
Greenrock Finance, Inc., 6.30%, (3-Month USD LIBOR + 3.50%), 06/28/24(1)	152,650	151,506
Laureate Education, Inc., 8.00%, (3-Month USD LIBOR + 2.50%), 04/26/24(1)	314,417	313,501
One Call Corp., 7.76%, (1-Month USD LIBOR + 5.25%), 11/27/22(1)	218,591	194,205
PI UK Holdco II Limited, 6.00%, (1-Month USD LIBOR + 3.50%), 01/03/25(1)	192,357	188,317
Red Ventures, LLC, 5.50%, (1-Month USD LIBOR + 3.00%), 11/08/24(1)	313,078	310,681
Sedgwick Claims Management Services, Inc., 5.75%, (1-Month USD LIBOR + 3.25%), 12/31/25(1)	335,000	327,322
Spin Holdco, Inc., 6.03%, (3-Month USD LIBOR + 3.25%), 11/14/22(1)	269,934	264,467
TKC Holdings, Inc., 6.25%, (1-Month USD LIBOR + 3.75%), 02/01/23(1)	376,545	366,033
Trans Union LLC, 4.50%, (1-Month USD LIBOR + 2.00%), 06/19/25(1)	439,800	435,008
WEX, Inc., 4.75%, (1-Month USD LIBOR + 2.25%), 06/30/23(1)	476,749	470,704
Total Service		4,330,006
Transportation - Automotive — 2.4%
Accuride Corp., 8.05%, (3-Month USD LIBOR + 5.25%), 11/17/23(1)	197,038	182,260
American Axle & Manufacturing, Inc., 4.76%, (1-Month USD LIBOR + 2.25%), 04/06/24(1)	249,359	241,411

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Transportation - Automotive (continued)
DexKo Global, Inc., 6.00%, (1-Month USD LIBOR + 3.50%), 07/24/24(1)	$250,359	$247,073
Navistar, Inc., 6.02%, (1-Month USD LIBOR + 3.50%), 11/06/24(1)	415,800	410,345
Tenneco, Inc., 5.25%, (1-Month USD LIBOR + 2.75%), 10/01/25(1)	320,000	313,733
Wand Newco 3, Inc. (aka Caliber Collision), 0.00%, 01/23/26(1)(2)	105,000	104,978
Total Transportation - Automotive		1,499,800
Utilities — 1.6%
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 6.25%, (1-Month USD LIBOR + 3.75%), 08/01/25(1)	240,000	239,208
Brookfield WEC Holdings, Inc. (aka Westinghouse Electric Co. LLC), 9.25%, (1-Month USD LIBOR + 6.75%), 08/03/26(1)	135,000	135,042
Lightstone Holdco LLC, 6.25%, (1-Month USD LIBOR + 3.75%), 01/30/24(1)	7,075	6,822
Lightstone Holdco LLC, 6.25%, (1-Month USD LIBOR + 3.75%), 01/30/24(1)	128,326	123,746
Talen Energy Supply, LLC, 6.50%, (1-Month USD LIBOR + 4.00%), 04/15/24(1)	340,137	336,918
Vistra Operations Co. LLC (fka Tex Operations Co. LLC), 4.51%, (1-Month USD LIBOR + 2.00%), 12/31/25(1)	179,100	176,090
Total Utilities		1,017,826
Total Term Loans
(Cost $37,185,998)		35,981,855
CORPORATE BONDS — 30.2%
Communication Services — 4.7%
Cablevision Systems Corp., 5.88%, 09/15/22	190,000	191,425
CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 05/01/27(3)	140,000	135,800
Cincinnati Bell, Inc., 7.00%, 07/15/24(3)	175,000	151,812
Clear Channel Worldwide Holdings, Inc., 7.63%, 03/15/20	295,000	295,737
CSC Holdings LLC, 6.75%, 11/15/21	120,000	126,336
CSC Holdings LLC, 7.50%, 04/01/28(3)	200,000	206,500
DISH DBS Corp., 5.00%, 03/15/23	175,000	152,906
DISH DBS Corp., 7.75%, 07/01/26	130,000	112,288
Frontier Communications Corp., 8.50%, 04/15/20	110,000	99,825
Frontier Communications Corp., 7.63%, 04/15/24	180,000	98,550
Frontier Communications Corp., 8.50%, 04/01/26(3)	55,000	50,036
iHeartCommunications, Inc., 9.00%, 12/15/19(4)	150,000	101,250
Level 3 Financing, Inc., 5.38%, 01/15/24	250,000	249,375
Live Nation Entertainment, Inc., 5.63%, 03/15/26(3)	220,000	222,750
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(3)	185,000	139,444
Meredith Corp., 6.88%, 02/01/26(3)	180,000	185,850
Sprint Corp., 7.88%, 09/15/23	165,000	175,725
Security Description	Principal	Value
CORPORATE BONDS (continued)
Communication Services (continued)
Univision Communications, Inc., 5.13%, 05/15/23(3)	$115,000	$107,813
West Corp., 8.50%, 10/15/25(3)	120,000	100,650
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 01/15/27(3)	50,000	48,435
Total Communication Services		2,952,507
Consumer Discretionary — 5.0%
American Greetings Corp., 8.75%, 04/15/25(3)	185,000	170,662
Beazer Homes USA, Inc., 6.75%, 03/15/25	90,000	80,887
Beazer Homes USA, Inc., 5.88%, 10/15/27	170,000	145,350
Boyd Gaming Corp., 6.38%, 04/01/26	365,000	374,125
Boyne USA, Inc., 7.25%, 05/01/25(3)	90,000	95,175
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(3)	215,000	200,982
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(3)	100,000	99,000
Eldorado Resorts, Inc., 6.00%, 09/15/26(3)	75,000	75,188
frontdoor, Inc., 6.75%, 08/15/26(3)	35,000	34,825
Golden Nugget, Inc., 6.75%, 10/15/24(3)	170,000	170,425
Hilton Domestic Operating Co., Inc., 5.13%, 05/01/26(3)	85,000	85,850
Lennar Corp., 5.25%, 06/01/26	175,000	171,281
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc., 5.75%, 02/01/27(3)	105,000	106,181
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28	125,000	116,563
MGM Resorts International, 5.75%, 06/15/25	130,000	131,300
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)	145,000	65,975
Scientific Games International, Inc., 6.63%, 05/15/21	75,000	74,625
Servicemaster Co. LLC (The), 5.13%, 11/15/24(3)	60,000	58,800
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	250,000	241,875
Viking Cruises Ltd., 5.88%, 09/15/27(3)	180,000	176,400
Vista Outdoor, Inc., 5.88%, 10/01/23	135,000	126,225
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25	160,000	148,000
William Lyon Homes, Inc., 6.00%, 09/01/23	150,000	137,625
Total Consumer Discretionary		3,087,319
Consumer Staples — 1.5%
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 5.75%, 03/15/25	70,000	65,887
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 7.50%, 03/15/26(3)	45,000	45,225
Cumberland Farms, Inc., 6.75%, 05/01/25(3)	135,000	137,362
Dole Food Co., Inc., 7.25%, 06/15/25(3)	265,000	242,475
Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc., 8.50%, 06/01/26(3)	105,000	93,975
Post Holdings, Inc., 5.50%, 03/01/25(3)	150,000	149,813
Prestige Brands, Inc., 6.38%, 03/01/24(3)	200,000	200,000
Total Consumer Staples		934,737

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy — 4.3%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21(3)	$80,000	$74,800
Bristow Group, Inc., 8.75%, 03/01/23(3)	105,000	88,331
California Resources Corp., 8.00%, 12/15/22(3)	160,000	128,800
Callon Petroleum Co., 6.13%, 10/01/24	118,000	119,180
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	165,000	173,456
Cheniere Energy Partners LP, 5.63%, 10/01/26(3)	125,000	125,607
Chesapeake Energy Corp., 8.00%, 06/15/27	195,000	187,875
Citgo Holding, Inc., 10.75%, 02/15/20(3)	135,000	137,362
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(3)	190,000	183,112
CSI Compressco LP / CSI Compressco Finance, Inc., 7.25%, 08/15/22	65,000	57,850
Denbury Resources, Inc., 9.25%, 03/31/22(3)	128,000	126,400
Denbury Resources, Inc., 7.50%, 02/15/24(3)	135,000	118,800
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	80,000	64,400
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 02/15/25(3)	60,000	29,925
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 05/15/26(3)	95,000	87,875
Jagged Peak Energy LLC, 5.88%, 05/01/26(3)	135,000	130,950
Nabors Industries, Inc., 5.75%, 02/01/25	90,000	78,750
Range Resources Corp., 5.00%, 03/15/23	70,000	66,763
Sanchez Energy Corp., 7.25%, 02/15/23(3)	70,000	59,325
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26(3)	200,000	202,750
Transocean, Inc., 9.00%, 07/15/23(3)	115,000	120,426
Transocean, Inc., 7.50%, 01/15/26(3)	70,000	66,938
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	190,000	190,950
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 04/15/23(3)	80,000	66,200
Total Energy		2,686,825
Financials — 2.7%
Acrisure, LLC / Acrisure Finance, Inc., 8.13%, 02/15/24(3)	60,000	61,140
Huntington Bancshares, Inc., 5.70%, (3-Month USD LIBOR + 2.88%), perpetual(1)(5)	135,000	127,350
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.88%, 02/01/22	65,000	65,738
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 02/01/22	80,000	82,300
iStar, Inc., 6.00%, 04/01/22	100,000	100,000
iStar, Inc., 5.25%, 09/15/22	80,000	78,960
KeyCorp, 5.00%, (3-Month USD LIBOR + 3.61%), perpetual(1)(5)	165,000	156,178
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.88%, 08/01/21(3)	210,000	213,150
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 07/01/21	60,000	60,000
Navient Corp., 6.50%, 06/15/22	169,000	173,064
Navient Corp., 7.25%, 09/25/23	40,000	40,750
Navient Corp., 6.75%, 06/25/25	150,000	144,563
Springleaf Finance Corp., 6.13%, 05/15/22	215,000	222,078
Springleaf Finance Corp., 6.88%, 03/15/25	65,000	62,400
Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Springleaf Finance Corp., 7.13%, 03/15/26	$80,000	$76,350
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(1)	36,000	36,000
Total Financials		1,700,021
Health Care — 5.6%
Avantor, Inc., 6.00%, 10/01/24(3)	200,000	204,942
Avantor, Inc., 9.00%, 10/01/25(3)	155,000	160,425
Bausch Health Cos., Inc., 5.50%, 11/01/25(3)	250,000	250,278
Bausch Health Cos., Inc., 9.00%, 12/15/25(3)	90,000	96,020
Centene Corp., 5.38%, 06/01/26(3)	35,000	36,367
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(3)	80,000	76,900
Charles River Laboratories International, Inc., 5.50%, 04/01/26(3)	80,000	82,000
DaVita, Inc., 5.13%, 07/15/24	145,000	143,231
DJO Finance LLC / DJO Finance Corp., 8.13%, 06/15/21(3)	140,000	145,838
Eagle Holding Co. II LLC, 7.63%, 05/15/22(3)(6)	185,000	185,462
Elanco Animal Health, Inc., 4.27%, 08/28/23(3)	62,000	62,508
HCA, Inc., 5.38%, 02/01/25	215,000	222,458
HCA, Inc., 5.63%, 09/01/28	335,000	347,040
HCA, Inc., 5.88%, 02/01/29	30,000	31,462
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(3)	125,000	124,438
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(3)	80,000	77,600
Polaris Intermediate Corp., 8.50%, 12/01/22(3)(6)	65,000	62,644
Sotera Health Holdings, LLC, 6.50%, 05/15/23(3)	145,000	146,450
Surgery Center Holdings, Inc., 8.88%, 04/15/21(3)	105,000	107,625
Tenet Healthcare Corp., 8.13%, 04/01/22	115,000	120,606
Tenet Healthcare Corp., 5.13%, 05/01/25	60,000	58,763
Tenet Healthcare Corp., 7.00%, 08/01/25	270,000	261,398
Tenet Healthcare Corp., 6.25%, 02/01/27(3)	110,000	111,788
Valeant Pharmaceuticals International, 8.50%, 01/31/27(3)	130,000	136,175
WellCare Health Plans, Inc., 5.25%, 04/01/25	75,000	76,781
West Street Merger Sub, Inc., 6.38%, 09/01/25(3)	150,000	136,500
Total Health Care		3,465,699
Industrials — 1.5%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26(3)	70,000	71,050
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25(3)	130,000	125,125
Hillman Group, Inc. (The), 6.38%, 07/15/22(3)	115,000	94,300
Navistar International Corp., 6.63%, 11/01/25(3)	180,000	180,900
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(3)	70,000	70,350
TransDigm, Inc., 6.50%, 05/15/25	145,000	141,194
TransDigm, Inc., 6.38%, 06/15/26	125,000	120,781
Vertiv Intermediate Holding Corp., 12.00%, 02/15/22(3)(6)	150,000	143,437
Total Industrials		947,137

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2019 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Information Technology — 0.8%
Banff Merger Sub, Inc., 9.75%, 09/01/26(3)	$90,000	$85,950
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 07/15/23(3)	165,000	166,031
Infor US, Inc., 6.50%, 05/15/22	100,000	102,125
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(3)	95,000	88,588
ViaSat, Inc., 5.63%, 09/15/25(3)	75,000	70,875
Total Information Technology		513,569
Materials — 2.0%
Cornerstone Chemical Co., 6.75%, 08/15/24(3)	60,000	56,850
Greif, Inc., 6.50%, 03/01/27(3)	120,000	120,900
Hexion, Inc., 13.75%, 02/01/22(3)	200,000	93,000
Hexion, Inc., 10.38%, 02/01/22(3)	60,000	48,300
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(3)	165,000	161,700
LSB Industries, Inc., 9.63%, 05/01/23(3)	135,000	138,038
Platform Specialty Products Corp., 5.88%, 12/01/25(3)	90,000	90,225
Owens-Brockway Glass Container, Inc., 6.38%, 08/15/25(3)	165,000	173,250
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(3)	120,000	115,500
Trident Merger Sub, Inc., 6.63%, 11/01/25(3)	140,000	130,900
U.S. Steel Corp., 6.25%, 03/15/26	100,000	91,000
Total Materials		1,219,663
Real Estate — 0.5%
ESH Hospitality, Inc., 5.25%, 05/01/25(3)	155,000	153,621
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	80,000	78,080
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.13%, 12/15/24(3)	65,000	57,687
Total Real Estate		289,388
Utilities — 1.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/25	85,000	83,725
Calpine Corp., 5.38%, 01/15/23	345,000	336,375
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 06/15/20	80,000	59,900
NRG Energy, Inc., 5.75%, 01/15/28	105,000	106,580
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24	110,000	108,625
TerraForm Power Operating LLC, 4.25%, 01/31/23(3)	120,000	117,900
TerraForm Power Operating LLC, 5.00%, 01/31/28(3)	165,000	153,863
Total Utilities		966,968
Total Corporate Bonds
(Cost $19,451,891)		18,763,833
Security Description	Principal	Value
FOREIGN BONDS — 4.6%
Communication Services — 0.4%
Altice Luxembourg SA, 7.63%, 02/15/25 (Luxembourg)(3)	$310,000	$264,662
Consumer Discretionary — 0.2%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(3)	135,000	139,725
Consumer Staples — 0.2%
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(3)	150,000	127,500
Energy — 0.2%
Petroleos Mexicanos, 4.63%, 09/21/23 (Mexico)	65,000	61,645
Petroleos Mexicanos, 5.35%, 02/12/28 (Mexico)	70,000	61,425
Total Energy		123,070
Health Care — 0.1%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	65,000	54,068
Industrials — 0.9%
Bombardier, Inc., 7.50%, 12/01/24 (Canada)(3)	115,000	111,837
Garda World Security Corp., 8.75%, 05/15/25 (Canada)(3)	190,000	177,175
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(3)	70,000	61,425
Topaz Marine SA, 9.13%, 07/26/22 (United Arab Emirates)(3)	200,000	200,588
Total Industrials		551,025
Materials — 2.6%
Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 02/01/25 (United Kingdom)(3)	320,000	304,128
ARD Securities Finance S.a.r.l, 8.75%, 01/31/23 (Luxembourg)(3)(7)	218,288	192,366
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 02/15/25 (Ireland)(3)	380,000	370,500
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Australia)(3)	110,000	109,174
James Hardie International Finance DAC, 4.75%, 01/15/25 (Ireland)(3)	200,000	191,000
Mercer International, Inc., 5.50%, 01/15/26 (Canada)	40,000	37,300
NOVA Chemicals Corp., 4.88%, 06/01/24 (Canada)(3)	75,000	71,531
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(3)	125,000	115,469
Vedanta Resources PLC, 6.38%, 07/30/22 (India)(3)	200,000	193,850
Total Materials		1,585,318
Total Foreign Bonds
(Cost $3,054,455)		2,845,368

The accompanying notes are an integral part of these financial statements.

Schedule of Investments — Virtus Newfleet Dynamic Credit ETF (continued)

January 31, 2019 (unaudited)

	Shares	Value
MONEY MARKET FUND — 7.5%
JP Morgan U.S. Government Money Market Institutional Shares, 2.25%(8) (Cost $4,666,974)	4,666,974	$4,666,974
TOTAL INVESTMENTS — 100.3%
(Cost $64,359,318)		62,258,030
Liabilities in Excess of Other Assets — (0.3)%		(156,538)
Net Assets — 100.0%		$62,101,492

(1)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2019.
(2)	The loan will settle after January 31, 2019 at which the interest will be determined.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2019, the aggregate value of these securities was $13,186,924, or 21.2% of net assets.
(4)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(5)	Perpetual security with no stated maturity date.
(6)	Payment in-kind security. 100% of the income was received in cash.
(7)	Payment in-kind security. 100% of the income was received in payment in kind.
(8)	The rate shown reflects the seven-day yield as of January 31, 2019.

Abbreviations:

LIBOR — London InterBank Offered Rate

USD — United States Dollar

Portfolio Composition

January 31, 2019 (unaudited)

Asset Allocation as of 01/31/2019 (based on net assets)

Term Loans	58.0%
Corporate Bonds	30.2%
Foreign Bonds	4.6%
Money Market Fund	7.5%
Liabilities in Excess of Other Assets	(0.3)%
Total	100.0%

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Term Loans	$—	$35,981,855	$—	$35,981,855
Corporate Bonds	—	18,763,833	—	18,763,833
Foreign Bonds	—	2,845,368	—	2,845,368
Money Market Fund	4,666,974	—	—	4,666,974
Total	$4,666,974	$57,591,056	$—	$62,258,030

There were no Level 3 securities as of January 31, 2019.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

January 31, 2019 (unaudited)

Virtus Newfleet Dynamic Credit ETF
Assets:
Investments, at cost	$64,359,318
Investments, at value	62,258,030
Cash and cash equivalents	133,846
Receivables:
Investment securities sold	816,735
Dividends and interest	494,476
Tax reclaim	79
Prepaid expenses	16,449
Total Assets	63,719,615
Liabilities:
Payables:
Investment securities purchased	1,512,187
Insurance fees	9,237
Advisory fees	15,381
Transfer agent fees	7,292
Accounting and Administration fees	6,561
Custody fees	8,268
Professional fees	18,247
Pricing fees	35,932
Trustee fees	2,319
Exchange listing fees	2,427
Other accrued expenses	272
Total Liabilities	1,618,123
Net Assets	$62,101,492
Net Assets Consist of:
Paid-in capital	$65,626,239
Total distributable earnings (accumulated deficit)	(3,524,747)
Net Assets	$62,101,492
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	2,604,000
Net asset value per share	$23.85

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended January 31, 2019 (unaudited)

Virtus Newfleet Dynamic Credit ETF
Investment Income:
Interest income (net of foreign withholding taxes)	$2,310,140
Total Investment Income	2,310,140
Expenses:
Advisory fees	205,282
Pricing fees	59,234
Professional fees	28,379
Accounting and administration fees	15,523
Insurance fees	5,325
Report to shareholders fees	5,230
Trustee fees	5,143
Transfer agent fees	3,765
Custody fees	246
Exchange listing fees	28
Other expenses	523
Total Expenses	328,678
Less expense waivers/reimbursements	(74,874)
Net Expenses	253,804
Net Investment Income	2,056,336
Net Realized Gain (Loss) on:
Investments	(665,594)
Total Net Realized Loss	(665,594)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(1,566,607)
Total Change in Net Unrealized Depreciation	(1,566,607)
Net Realized and Change in Unrealized Loss	(2,232,201)
Net Decrease in Net Assets Resulting from Operations	$(175,865)
Foreign withholding taxes	$1,175

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Virtus Newfleet Dynamic Credit ETF
	For the Six Months Ended January 31, 2019 (unaudited)	For the Year Ended July 31, 2018
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$2,056,336	$4,800,192
Net realized loss on investments	(665,594)	(598,109)
Net change in unrealized depreciation on investments	(1,566,607)	(1,674,583)
Net increase (decrease) in net assets resulting from operations	(175,865)	2,527,500
Distributions to Shareholders(1)	(2,084,657)	(5,176,642)
Shareholder Transactions:
Proceeds from shares sold	2,467,252	13,635,880
Cost of shares redeemed	(20,661,009)	(49,893,511)
Net decrease in net assets resulting from shareholder transactions	(18,193,757)	(36,257,631)
Decrease in net assets	(20,454,279)	(38,906,773)
Net Assets:
Beginning of year	82,555,771	121,462,544
End of period(2)	$62,101,492	$82,555,771
Changes in Shares Outstanding:
Shares outstanding, beginning of year	3,354,000	4,804,000
Shares sold	100,000	550,000
Shares redeemed	(850,000)	(2,000,000)
Shares outstanding, end of period	2,604,000	3,354,000

(1)	For the year ended July 31, 2018, the distributions to shareholders were $4,822,539 from net investment income and $354,103 from net realized gains.
(2)	Undistributed net investment income was $166,603 at July 31, 2018.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Virtus Newfleet Dynamic Credit ETF
	For the Six Months Ended January 31, 2019 (unaudited)	For the Year Ended July 31, 2018	For the Period December 5, 2016(1) Through July 31, 2017
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$24.61	$25.28	$25.00
Investment operations:
Net investment income(2)	0.68	1.22	0.47
Net realized and unrealized gain (loss)	(0.75)	(0.57)	0.22
Total from investment operations	(0.07)	0.65	0.69
Less Distributions from:
Net investment income	(0.69)	(1.24)	(0.41)
Net realized gains	—	(0.08)	—
Total distributions	(0.69)	(1.32)	(0.41)
Net Asset Value, End of period	$23.85	$24.61	$25.28
Net Asset Value Total Return(3)	(0.30)%	2.67%	2.79%
Net assets, end of period (000’s omitted)	$62,101	$82,556	$121,463
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.68%(4)	0.68%	0.68%(4)
Expenses, prior to expense waivers	0.88%(4)	0.80%	0.73%(4)
Net investment income	5.51%(4)	4.89%	2.85%(4)
Portfolio turnover rate(5)	39%(6)	96%	41%(6)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(6)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited)

January 31, 2019

1. ORGANIZATION

Virtus ETF Trust II (the “Trust”) was organized as a Delaware statutory trust on July 14, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Virtus Newfleet Dynamic Credit ETF (the “Fund”), a separate investment portfolio of the Trust, is presented herein. The offering of Shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The Fund commenced operations on December 5, 2016.

The Fund seeks to provide a high level of current income and, secondarily, capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Security Valuation

Equity securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”) or NASDAQ, at the NYSE or NASDAQ Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Such valuations are typically categorized as Level 2 in the fair value hierarchy described below. Debt securities that are not widely traded, are illiquid, or are internally fair valued using procedures adopted by the Board are generally categorized as Level 3 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day and are typically categorized as Level 1 in the fair value hierarchy described below.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly,

Notes to Financial Statements (unaudited) (continued)

January 31, 2019

and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2019, is disclosed at the end of the Fund’s Schedule of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund pays all of its expenses not assumed by its Sub-Adviser, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

Cash

Cash includes non-interest bearing non-restricted cash with one or more financial institutions.

When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a fund to purchase or sell a security at a future date, ordinarily up to 90 days later. When-issued or forward commitments enable a fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the

Notes to Financial Statements (unaudited) (continued)

January 31, 2019

credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

3. INVESTMENT MANAGEMENT, RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into Investment Advisory Agreements (collectively, “Advisory Agreement”) with the Adviser, a wholly owned subsidiary of ETFis Holdings LLC, on behalf of the Fund. ETFis Holdings LLC is majority-owned by Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolios. The Adviser is entitled to receive a fee from the Fund based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate of 0.55%.

The Advisory Agreement may be terminated by the Trust on behalf of the Fund with the approval of the Fund’s Board or by a vote of the majority of the Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to keep net expenses (excluding front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) or acquired fund fees, and expenses, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding a specified amount incurred by the Fund in any fiscal year. The expense cap in effect for the Fund during the period ended January 31, 2019 is as follows:

Expense Limit	Effective Through
0.68%	November 28, 2019

The expense limitation agreement will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Under certain conditions, the Adviser may recapture operating expenses reimbursed within three years after the date on which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitation, or if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured during the fiscal years indicated:

2020	2021	2022
$17,624	$49,635	$74,874

Notes to Financial Statements (unaudited) (continued)

January 31, 2019

Sub-Advisory Agreement

The Sub-Adviser provides investment advice and management services to the Fund. For services provided to the Fund, the Adviser pays the Sub-Adviser a fee, payable monthly. The Sub-Adviser and sub-advisory fees for the Fund are listed below.

Sub-Adviser	Sub-Advisory Fees
Newfleet Asset Management, LLC(1)	50% of the Net Advisory Fee(2)

(1)	An indirect wholly-owned subsidiary of Virtus.
(2)	Net Advisory Fee: In the event the Adviser waives all or a portion of its fee and/or assumes all or a portion of the expenses of the Fund, the Sub-Adviser will similarly waive its fee and/or pay a portion of the assumed expenses, in either case, in the same proportion as the Adviser by promptly paying to the Adviser (or its designee) 50% of the amount waived and/or assumed by the Adviser. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, ETF Distributors LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is a wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, where the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No 12b-1 fees are currently paid by the Fund and there are no current plans to impose these fees.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is a wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. FEDERAL INCOME TAX

The Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the Financial Accounting Standards Board provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s

Notes to Financial Statements (unaudited) (continued)

January 31, 2019

tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Fund is required to analyze all open tax years (2017 and 2018), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended January 31, 2019, the Fund had no accrued penalties or interest.

At July 31, 2018, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Federal Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$87,921,028	$634,512	$(1,197,582)	$(563,070)

Capital losses incurred after October 31 (“Post-October Losses”) and ordinary losses incurred after December 31 (‘Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. During the fiscal year ended July 31, 2018, the Fund incurred and elected to defer Post-October Losses and Late Year Ordinary Losses as follows:

Late-Year Ordinary Losses	Capital Post-October Losses
$ —	$880,483

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended January 31, 2019 were as follows:

Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
$27,493,509	$46,631,631	$ —	$ —

7. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

8. CREDIT RISK

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

9. 10% SHAREHOLDERS

As of January 31, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

% of Shares Outstanding	Number of Account
85%	1

Notes to Financial Statements (unaudited) (continued)

January 31, 2019

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.

In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statement of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statement of Changes in Net Assets. The compliance date for the amendments to Regulation S-X is for filings made with the SEC after November 5, 2018. The adoption has not had an effect on the Fund’s net assets or results of operations.

11. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q (or any successor Form). The Fund Form N-Q (or any successor Form) are available without charge, upon request, by calling toll-free at (888) 383-0553. Furthermore, you may obtain the Form N-Q (or any successor Form) on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted daily on the Fund’s website at www.virtusetfs.com.

The Fund’s premium/discount information that is current as of the most recent month-end is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (888) 383-0553, by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.virtusetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect at any time to receive not only shareholder reports but also other communications such as prospectuses from the Fund electronically, or you alternatively may elect to receive all future shareholder reports in paper free of charge. Please contact your financial intermediary to make your request and to determine whether an election made with the financial intermediary will apply to all funds in which you own shares through that intermediary.

c/o ETF Distributors LLC
1540 Broadway, Suite 1610
New York, NY 10036

8572(03/19)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)    Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)    Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus ETF Trust II

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/03/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer
(Principal Executive Officer)

Date	4/03/2019

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	4/03/2019

* Print the name and title of each signing officer under his or her signature.